Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member] - Granted on November 13, 2020 [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	7	93	142.25
Number of options, Options exercised	(7)	(85)	(47)
Number of options, Options forfeited	0	(1)	(2.25)
Number of options, Options outstanding at end of the year	0	7	93
Number of options, Options exercisable at end of the year	0	7	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 166.5	$ 171.7	$ 193.5
Weighted average exercise price, Options exercised	166.5	166.5	171.7
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	0	166.5	171.7
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 166.5	$ 0
Number of options, Weighted average remaining contractual life (years)	0 years	10 months 13 days	1 year 10 months 13 days